Investment Objectives and Goals	Jun. 10, 2026
Twin Oak Apex Opportunities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Apex Opportunities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Apex Opportunities ETF (the “Fund”) is total return.
Twin Oak Horizons ETF
Prospectus [Line Items]
Risk/Return [Heading]	Twin Oak Horizons ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Twin Oak Horizons ETF (the “Fund”) is total return.